10-Q Premiums and Reinsurance Related Information - Schedule of A.M. Best Financial Strength Rating and Percent of Total Reinsurance Recoverable (Details) - Reinsurance Recoverable Including Reinsurance Premium Paid - Reinsurer Concentration Risk
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	100.00%	100.00%	100.00%
AM Best, A Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	100.00%	100.00%	100.00%
Renaissance Reinsurance U.S. Inc | AM Best, A+ Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	29.70%	29.80%	30.00%
Endurance Assurance Corporation | AM Best, A+ Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	24.00%	24.40%	25.00%
Markel Global Reinsurance Company | AM Best, A Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	22.70%	24.50%	28.00%
Ascot Bermuda Limited | AM Best, A Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	9.10%	7.30%	2.90%
Partner Reinsurance Company of the U.S. | AM Best, A+ Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	6.10%	8.50%	13.00%
All other reinsurers | AM Best, A Rating
Ceded Credit Risk [Line Items]
Reinsurance recoverables (percent)	8.40%	5.50%	1.10%